Shareholders Equity (Unaudited) - 6 months ended Jun. 30, 2018 - USD ($)	Members' Equity	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2017	527,876
Beginning balance, amount at Dec. 31, 2017					$ 254,293
Contributed Capital	$ 150,870				150,870
Corporate Conversion, shares	$ (678,746)	$ 14,529,334
Corporate Conversion, amount		$ 14,529	$ 664,217		699,215
Net Loss				$ (147,174)	(147,174)
Ending balance, shares at Jun. 30, 2018		14,529
Ending balance, amount at Jun. 30, 2018		$ 14,529,334	$ 664,217	$ (420,757)	$ 257,989